Net (Loss) Income Per Share - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Common stock equivalents excluded from the calculation of diluted earnings per share due to decline in market price of stock	620